Jun. 26, 2019

Prospectus Supplement

John Hancock Funds II (the Trust)
Global Absolute Return Strategies Fund (the fund)

Supplement dated June 26, 2019 to the current Prospectus (the prospectus), as may be supplemented

The following information supplements and supersedes any information to the contrary relating to the fund contained in the current prospectus.

At an in-person meeting held on June 24-26, 2019, the Trust's Board of Trustees approved the hiring and appointment of Nordea Investment Management North America, Inc. (NIMNAI), to replace Standard Life Investments (Corporate Funds) Limited (Standard Life) as subadvisor to the fund, which is expected to be effective on or about August 30, 2019 (the Effective Date). In addition, the Board approved a change in the fund's name and reduction in the fund's management fee schedule, each effective as of the Effective Date.

In connection with the changes described above, the prospectus is hereby amended as of the Effective Date as follows:

1.	All references to Standard Life, and Aberdeen Standard Investments Inc., the fund's sub-subadvisor, are deleted and replaced with NIMNAI as the subadvisor.

2.	The fund's name is changed to Multi-Asset Absolute Return Fund, and all references to Global Absolute Return Strategies Fund are changed to reflect the fund's new name.

3.	The second and fourth paragraphs of the "Principal investment strategies" portion of the "Fund summary" section of the prospectus are revised and restated as follows, respectively.

The fund may invest in equity and fixed-income securities of companies and government and supranational entities around the world, including in emerging markets. The fund is not subject to any maturity, market capitalization, or credit quality restrictions and may invest in high-yield below-investment-grade bonds (junk bonds) without limitation. The fund may invest significantly in particular economic sectors.

The manager seeks to maximize risk-adjusted absolute return by using multiple strategies across listed equity, equity-related, and debt securities, derivatives, or other instruments as part of a diversified portfolio. These strategies include exploiting market cyclicality and a diverse array of inefficiencies across and within markets.

The fifth and sixth paragraphs of the "Principal Investment Strategies" portion of the "Fund details" section of the prospectus are revised and restated as follows, respectively.

The fund also may invest extensively in derivative instruments, which are generally financial contracts whose value is derived from an underlying asset, reference rate, or index, and may relate to equity securities, fixed-income securities, interest rates, total return rates, currencies or currency exchange rates, and related indexes.

The manager employs a "multi-asset strategy" and seeks to achieve total return by delivering a diversified portfolio that makes use of multiple strategies across various asset classes. It aims to exploit market cyclicality and a diverse array of inefficiencies across and within markets to maximize risk-adjusted absolute return, by investing in listed equity, equity-related and debt securities, and derivatives or other instruments, both for investment and hedging purposes. The fund's derivative investments may include futures, options, swaps (including credit default swaps and variance swaps) and foreign currency forward contracts.

4.	The following disclosure is added following the first paragraph under the heading "A note on performance" in the "Fund summary" section:

Prior to August 31, 2019, the fund was managed by a different subadvisor, and thus, the performance presented prior to August 31, 2019 should not be attributed to the current subadvisor, Nordea Investment Management North America, Inc. (NIMNAI). The fund's performance shown below might have differed materially had NIMNAI managed the fund prior to August 31, 2019.

Prospectus Supplement

5.
In the "Average annual total returns" table under the heading "Past performance" in the "Fund summary" section, the returns of the ICE Bank of America Merrill Lynch 0-3 Month U.S. Treasury Bill Index and a blended index comprising 30% MSCI All Country World Index and 70% Bloomberg Barclays Global Aggregate Bond Hedged USD Index are added as stated below.

Average annual total returns (%)—as of 12/31/17	1 year	5 year	Since inception (12/19/11)
ICE Bank of America Merrill Lynch 0-3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)*	0.82%	0.23%	0.20%
30% MSCI All Country World Index and 70% Bloomberg Barclays Global Aggregate Bond Hedged USD Index (reflects no deduction for fees, expenses, or taxes)	8.96%	5.44%	6.20%

* Prior to August 31, 2019, the fund's primary benchmark was the ICE Bank of America Merrill Lynch U.S. Dollar 6-Month Deposit Offered Rate Constant Maturity Index. Effective August 31, 2019, the fund's primary benchmark index is the ICE Bank of America Merrill Lynch 0-3 Month U.S. Treasury Bill Index. The ICE Bank of America Merrill Lynch 0-3 Month U.S. Treasury Bill Index is better aligned with the fund's investment strategy.